SEGMENT INFORMATION - Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total assets	$ 131,577	$ 112,516
Total liabilities	82,990	70,779
Equity accounted investments	19,435	19,943	$ 20,807
Office
Disclosure of operating segments [line items]
Total assets	31,942	34,039
Total liabilities	16,726	17,581
Equity accounted investments	8,199	8,547
Retail
Disclosure of operating segments [line items]
Total assets	30,722	30,363
Total liabilities	13,528	13,850
Equity accounted investments	9,501	9,674
LP Investments
Disclosure of operating segments [line items]
Total assets	67,223	47,458
Total liabilities	45,203	32,146
Equity accounted investments	1,735	1,722
Corporate
Disclosure of operating segments [line items]
Total assets	1,690	656
Total liabilities	7,533	7,202
Equity accounted investments	$ 0	$ 0